UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment           [_]; Amendment Number:

This amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Cooper Creek Partners Management LLC
Address:  60 East 42nd Street, Suite 2508
          New York, NY 10165


13 File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    John McCleary
Title:   CFO
Phone:   646-291-2852


Signature, Place and Date of Signing:


/s/ John McCleary             New York, NY                November 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                  [Date]

Report Type:  (Check only one):

[X]      13F HOLDINGS REPORT.

[_]      13F NOTICE.

[_]      13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:  NONE

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    23

Form 13F Information Table Value Total:    $60,674
                                          (thousands)


List of Other Included Managers:

No.        Form 13F File Number                 Name

None


								VALUE	 SHRS OR  	SH/	PUT/	INVESTMENT 	OTHER		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP 		(X$1000) PRN AMT 	PRN	CALL 	DISCRETION	MANAGERS 	SOLE	 SHARED 	NONE

AUTOZONE INC			COM		053332102	2071 	5601		SH		SOLE		NONE		5601
BEST BUY CO INC			COM		086516101	1441	83800		SH		SOLE		NONE		83800
BLYTH INC			COM		09643P207	3587	138000		SH		SOLE		NONE		138000
C.H. ROBINSON WORLDWIDE INC	COM		12541W209	2870	49000		SH		SOLE		NONE		49000
COACH INC			COM		189754104	3087	55100		SH		SOLE		NONE		55100
CONSOLIDATED GRAPHICS INC	COM		209341106	1453	55683		SH		SOLE		NONE		55683
EDGEN GROUP INC			COM		28014Q107	2906	375007		SH		SOLE		NONE		375007
FIFTH & PACIFIC COS INC 	COM		316645100	1750	136913		SH		SOLE		NONE		136913
FOREST OIL CORP			COM		346091705	1894	224096		SH		SOLE		NONE		224096
G-III APPAREL GROUP LTD		COM		36237H101	4083	113736		SH		SOLE		NONE		113736
GREEN PLAINS RENEWABLE ENERG	COM		393222104	2145	366108		SH		SOLE		NONE		366108
INTERDIGITAL INC		COM		45867G101	1744	46800		SH		SOLE		NONE		46800
LORAL SPACE & COMMUNICATIONS	COM		543881106	2994	42116		SH		SOLE		NONE		42116
MOTORCAR PARTS OF AMERICA IN	COM		620071100	3131	645518		SH		SOLE		NONE		645518
NORTH AMERICAN ENERGY PARTNE	COM		656844107	3152	1094367		SH		SOLE		NONE		1094367
NORTHWEST PIPE CO		COM		667746101	3571	144876		SH		SOLE		NONE		144876
PACIFIC SUNWEAR OF CALIF	COM		694873100	1494	597409		SH		SOLE		NONE		597409
PEP BOYS-MANNY MOE & JACK	COM		713278109	3774	370740		SH		SOLE		NONE		370740
ROCK-TENN COMPANY -CL A		COM		772739207	3682	51006		SH		SOLE		NONE		51006
SEMGROUP CORP-CLASS A		COM		81663A105	1491	40457		SH		SOLE		NONE		40457
SWIFT TRANSPORTATION CO		COM		87074U101	1733	201100		SH		SOLE		NONE		201100
TAKE-TWO INTERACTIVE SOFTWRE	COM		874054109	3432	328735		SH		SOLE		NONE		328735
VONAGE HOLDINGS CORP		COM		92886T201	3189	1398689		SH		SOLE		NONE		1398689
